American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2026

Equity Income Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 80.4%
Aerospace and Defense — 1.9%
Honeywell Aerospace, Inc.(1)	176,621	39,047,370
RTX Corp.	422,397	80,141,383
		119,188,753
Automobile Components — 0.5%
Gentex Corp.	1,254,892	31,711,121
Banks — 7.1%
Commerce Bancshares, Inc.	702,480	40,568,220
JPMorgan Chase & Co.	580,278	189,942,398
PNC Financial Services Group, Inc.	129,584	31,906,172
Truist Financial Corp.	1,847,517	92,043,297
U.S. Bancorp	1,697,250	102,513,900
		456,973,987
Beverages — 1.9%
PepsiCo, Inc.	899,734	121,823,984
Building Products — 3.4%
A.O. Smith Corp.	784,945	49,231,750
Daikin Industries Ltd.	371,500	56,668,131
Masco Corp.	512,032	41,664,044
Owens Corning	455,422	72,393,881
		219,957,806
Capital Markets — 3.7%
AllianceBernstein Holding LP	799,539	28,159,763
Bank of New York Mellon Corp.	259,222	37,486,093
Blackrock, Inc.	66,769	64,202,400
Charles Schwab Corp.	765,906	70,670,147
Northern Trust Corp.	224,388	39,007,610
		239,526,013
Chemicals — 1.9%
Linde PLC	232,561	120,685,205
Communications Equipment — 1.5%
Cisco Systems, Inc.	839,251	98,578,422
Construction Materials — 1.1%
Amrize Ltd.(1)	664,474	35,416,464
CRH PLC	313,300	33,523,100
		68,939,564
Consumer Staples Distribution & Retail — 1.7%
Koninklijke Ahold Delhaize NV	401,235	16,155,899
Target Corp.	297,228	38,820,949
Walmart, Inc.	470,593	53,299,363
		108,276,211
Containers and Packaging — 1.8%
AptarGroup, Inc.	298,393	37,358,804
Packaging Corp. of America	334,218	79,637,465
		116,996,269
Distributors — 0.3%
Pool Corp.	82,703	17,772,875
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	1,373,108	58,137,393

Electric Utilities — 1.8%
Duke Energy Corp.	664,008	84,050,133
Eversource Energy	434,883	31,428,994
		115,479,127
Electrical Equipment — 0.5%
Legrand SA	188,867	32,002,438
Electronic Equipment, Instruments and Components — 0.5%
TE Connectivity PLC	163,949	33,053,758
Energy Equipment and Services — 1.2%
Baker Hughes Co.	1,382,416	76,724,088
Food Products — 2.0%
McCormick & Co., Inc.	1,036,071	52,238,700
Mondelez International, Inc., Class A	1,306,962	75,594,682
		127,833,382
Gas Utilities — 3.1%
Atmos Energy Corp.	397,967	68,557,775
ONE Gas, Inc.	909,140	70,067,420
Spire, Inc.	808,397	63,127,722
		201,752,917
Ground Transportation — 2.8%
Canadian Pacific Kansas City Ltd.	256,344	22,224,613
CSX Corp.	1,014,009	48,195,848
Norfolk Southern Corp.	351,790	110,669,616
		181,090,077
Health Care Equipment and Supplies — 4.8%
Becton Dickinson & Co.	1,069,610	161,864,081
Medtronic PLC	1,925,722	150,649,232
		312,513,313
Health Care Providers and Services — 2.5%
Quest Diagnostics, Inc.	247,597	52,478,184
UnitedHealth Group, Inc.	262,506	109,105,369
		161,583,553
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	651,296	37,671,442
Household Products — 3.4%
Colgate-Palmolive Co.	824,813	75,618,856
Kimberly-Clark Corp.	1,325,244	145,472,034
		221,090,890
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	176,622	39,545,554
Insurance — 4.7%
Allstate Corp.	133,089	31,667,197
Marsh & McLennan Cos., Inc.	1,252,828	208,808,843
Reinsurance Group of America, Inc.	298,445	63,464,329
		303,940,369
Machinery — 2.2%
Atlas Copco AB, B Shares	1,814,774	32,172,387
Dover Corp.	243,525	54,617,787
PACCAR, Inc.	457,943	55,008,113
		141,798,287
Metals and Mining — 0.9%
Reliance, Inc.	156,638	58,519,957
Oil, Gas and Consumable Fuels — 6.2%
Chevron Corp.	588,926	97,620,374

Enterprise Products Partners LP	4,812,418	176,904,486
Exxon Mobil Corp.	630,718	86,231,765
TotalEnergies SE	506,172	39,139,987
		399,896,612
Personal Care Products — 1.6%
Unilever PLC	1,701,952	102,509,103
Pharmaceuticals — 6.0%
Johnson & Johnson	826,929	210,015,158
Merck & Co., Inc.	555,849	71,426,596
Roche Holding AG	161,928	66,566,376
Sanofi SA, ADR	976,561	41,660,092
		389,668,222
Semiconductors and Semiconductor Equipment — 1.2%
Analog Devices, Inc.	196,706	78,125,722
Software — 2.6%
Microsoft Corp.	453,024	168,987,012
Specialized REITs — 0.4%
American Tower Corp.	164,403	26,891,399
Technology Hardware, Storage and Peripherals — 1.6%
Apple, Inc.	347,023	100,414,575
Trading Companies and Distributors — 1.5%
Bunzl PLC	1,378,829	48,119,457
MSC Industrial Direct Co., Inc., Class A	395,132	47,000,952
		95,120,409
TOTAL COMMON STOCKS (Cost $3,702,973,499)		5,184,779,809
PREFERRED SECURITIES — 6.4%
Banks — 5.1%
Bank of America Corp., 5.875%	18,969,000	19,156,224
Citigroup, Inc., 6.25%	68,571,000	68,671,731
M&T Bank Corp., 5.125%	66,833,000	66,946,589
PNC Financial Services Group, Inc., 5.00%	15,646,000	15,673,565
PNC Financial Services Group, Inc., 6.20%	46,992,000	47,666,852
Truist Financial Corp., 5.10%	101,267,000	101,156,832
Wells Fargo & Co., 7.625%	6,112,000	6,433,265
		325,705,058
Capital Markets — 1.0%
Bank of New York Mellon Corp., 4.625%	19,079,000	19,068,419
Charles Schwab Corp., 4.00%	34,431,000	32,323,785
Goldman Sachs Group, Inc., 5.30%	15,730,000	15,810,569
		67,202,773
Consumer Finance — 0.3%
American Express Co., 3.55%	18,714,000	18,640,297
TOTAL PREFERRED SECURITIES (Cost $402,912,569)		411,548,128
EQUITY-LINKED NOTES — 4.9%
Broadline Retail — 1.4%
Citigroup Global Markets Holdings, Inc., (convertible into Amazon.com, Inc.), 10.39%, 12/21/26(2)	60,544	14,428,846
Citigroup Global Markets Holdings, Inc., (convertible into Amazon.com, Inc.), 11.96%, 9/30/26(2)	65,636	14,643,391
Goldman Sachs International, (convertible into Amazon.com, Inc.), 10.73%, 8/17/26(2)	70,485	15,526,436
Royal Bank of Canada, (convertible into Amazon.com, Inc.), 11.23%, 12/29/26(2)	63,296	15,289,782
Royal Bank of Canada, (convertible into Amazon.com, Inc.), 11.48%, 12/14/26(2)	60,654	14,438,078

UBS AG, (convertible into Amazon.com, Inc.), 11.00%, 1/4/27(2)	62,022	14,802,022
		89,128,555
Building Products — 0.2%
Wells Fargo Bank NA, (convertible into Fortune Brands Innovations, Inc.), 15.48%, 8/17/26(2)	225,825	11,754,191
Containers and Packaging — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Ball Corp.), 8.63%, 10/14/26(2)	216,287	13,806,681
Distributors — 0.2%
Merrill Lynch BV, (convertible into Pool Corp.), 9.25%, 8/26/26(2)	69,707	15,275,592
Electronic Equipment, Instruments and Components — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into CDW Corp.), 13.09%, 11/10/26(2)	98,048	11,299,051
Hotels, Restaurants and Leisure — 0.5%
Royal Bank of Canada, (convertible into Starbucks Corp.), 8.68%, 8/13/26(2)	144,246	14,713,092
UBS AG, (convertible into Darden Restaurants, Inc.), 7.70%, 8/5/26(2)	71,490	14,847,758
		29,560,850
Household Durables — 0.2%
JPMorgan Chase Bank NA, (convertible into Pentair PLC), 9.67%, 10/27/26(2)	104,959	14,055,060
IT Services — 0.1%
Merrill Lynch BV, (convertible into Accenture PLC), 19.23%, 9/16/26(2)	70,836	9,358,852
Leisure Products — 0.2%
Royal Bank of Canada, (convertible into Mattel, Inc.), 15.01%, 8/13/26(2)	667,913	10,255,804
Life Sciences Tools and Services — 0.2%
UBS AG, (convertible into IQVIA Holdings, Inc.), 8.00%, 8/7/26(2)	69,041	13,296,261
Machinery — 0.4%
JPMorgan Chase Bank NA, (convertible into Pentair PLC), 8.94%, 11/23/26(2)	190,723	14,048,656
UBS AG, (convertible into Stanley Black & Decker, Inc.), 14.25%, 8/31/26(2)	160,293	14,177,916
		28,226,572
Semiconductors and Semiconductor Equipment — 0.2%
Goldman Sachs International, (convertible into Texas Instruments, Inc.), 11.45%, 7/15/26(2)	71,274	14,069,488
Software — 0.5%
Citigroup Global Markets Holdings, Inc., (convertible into Microsoft Corp.), 8.05%, 11/3/26(2)	33,051	12,586,813
Royal Bank of Canada, (convertible into Salesforce, Inc.), 10.82%, 7/15/26(2)	51,950	8,458,239
UBS AG, (convertible into Microsoft Corp.), 6.05%, 7/31/26(2)	29,447	11,674,852
		32,719,904
Specialty Retail — 0.4%
Citigroup Global Markets Holdings, Inc., (convertible into Lowe's Cos., Inc.), 9.15%, 9/30/26(2)	58,836	13,492,860
Merrill Lynch BV, (convertible into Tractor Supply Co.), 9.85%, 10/23/26(2)	300,662	9,936,879
		23,429,739
TOTAL EQUITY-LINKED NOTES (Cost $324,016,262)		316,236,600
CONVERTIBLE BONDS — 4.1%
Health Care Equipment and Supplies — 1.0%
Envista Holdings Corp., 1.75%, 8/15/28	65,298,000	65,581,979
IT Services — 0.8%
Akamai Technologies, Inc., 1.125%, 2/15/29	41,706,000	49,706,732
Multi-Utilities — 0.2%
WEC Energy Group, Inc., 4.375%, 6/1/27	13,872,000	16,798,992
Semiconductors and Semiconductor Equipment — 2.1%
Microchip Technology, Inc., VRDN, 0.75%, 6/1/30	83,987,000	92,543,812
ON Semiconductor Corp., 0.50%, 3/1/29	33,616,000	40,591,320
		133,135,132
TOTAL CONVERTIBLE BONDS (Cost $237,803,256)		265,222,835

CONVERTIBLE PREFERRED SECURITIES — 2.7%
Banks — 0.6%
Bank of America Corp., 7.25%	30,842	38,765,927
Electric Utilities — 0.6%
NextEra Energy, Inc., 7.30%	756,326	40,561,763
Interactive Media and Services — 1.5%
Alphabet, Inc., 6.25%	963,703	49,042,846
Alphabet, Inc., 6.25%	963,987	48,488,546
		97,531,392
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $174,831,942)		176,859,082
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF (Cost $11,648,578)	68,831	16,686,699
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,830,215	8,830,215
Repurchase Agreements — 0.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 5/15/50, valued at $1,941,144), at 3.65%, dated 6/30/26, due 7/1/26 (Delivery value $1,903,193)		1,903,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,733,215)		10,733,215
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $4,864,919,321)		6,382,066,368
OTHER ASSETS AND LIABILITIES — 1.0%		62,743,230
TOTAL NET ASSETS — 100.0%		$6,444,809,598

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	541,998	CAD	766,981	Bank of America NA	9/25/26	$(846)
USD	9,338,191	CAD	13,172,685	Goldman Sachs & Co. LLC	9/25/26	14,985
USD	9,338,601	CAD	13,172,685	JPMorgan Chase Bank NA	9/25/26	15,396
USD	27,412,952	CHF	21,953,389	Goldman Sachs & Co. LLC	9/25/26	(12,083)
USD	2,232,305	CHF	1,789,304	Goldman Sachs & Co. LLC	9/25/26	(2,964)
USD	27,424,082	CHF	21,953,389	UBS AG	9/25/26	(954)
USD	58,281,577	EUR	50,753,246	Bank of America NA	9/25/26	85,352
USD	58,301,726	EUR	50,753,246	Citibank NA	9/25/26	105,501
USD	58,269,671	EUR	50,753,247	Morgan Stanley & Co. LLC	9/25/26	73,445
USD	58,274,573	EUR	50,753,246	UBS AG	9/25/26	78,348
GBP	818,149	USD	1,079,064	Bank of America NA	9/25/26	6,175
USD	20,192,378	GBP	15,232,013	Bank of America NA	9/25/26	(12,215)
USD	2,187,538	GBP	1,660,362	Bank of America NA	9/25/26	(14,858)
USD	20,194,244	GBP	15,232,013	JPMorgan Chase Bank NA	9/25/26	(10,349)
USD	74,817	GBP	56,607	JPMorgan Chase Bank NA	9/25/26	(270)
USD	47,838,776	JPY	7,652,665,600	Bank of America NA	9/25/26	449,817
SEK	13,698,376	USD	1,410,916	Citibank NA	9/25/26	8,505
SEK	28,483,995	USD	2,947,131	Citibank NA	9/25/26	4,372
USD	31,569,187	SEK	300,560,819	Citibank NA	9/25/26	425,168
						$1,212,525

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
JPY	–	Japanese Yen
SEK	–	Swedish Krona
USD	–	United States Dollar
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

(1)Non-income producing.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $316,236,600, which represented 4.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers.  Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Building Products	$163,289,675	$56,668,131	—
Consumer Staples Distribution & Retail	92,120,312	16,155,899	—
Electrical Equipment	—	32,002,438	—
Ground Transportation	158,865,464	22,224,613	—
Hotels, Restaurants and Leisure	—	37,671,442	—
Machinery	109,625,900	32,172,387	—
Oil, Gas and Consumable Fuels	360,756,625	39,139,987	—
Personal Care Products	—	102,509,103	—
Pharmaceuticals	323,101,846	66,566,376	—
Trading Companies and Distributors	47,000,952	48,119,457	—
Other Industries	3,476,789,202	—	—
Preferred Securities	—	411,548,128	—
Equity-Linked Notes	—	316,236,600	—
Convertible Bonds	—	265,222,835	—
Convertible Preferred Securities	97,531,392	79,327,690	—
Exchange-Traded Funds	16,686,699	—	—
Short-Term Investments	8,830,215	1,903,000	—
	$4,854,598,282	$1,527,468,086	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,267,064	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$54,539	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.